Reserves and Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves and accumulated others comprehensive income [line items]
Reserves	$ 2,280,327,615	$ 136,865,757	$ 108,384,896
Balances at the beginning of the year	33,909,829
Ending balance	274,489,686	33,909,829
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of reserves and accumulated others comprehensive income [line items]
Balances at the beginning of the year	33,909,829	38,804,594	98,903,130
Exchange differences on translating foreign operations of the year attributable to the owners of the Company	240,579,857	(4,894,764)	(60,098,536)
Ending balance	274,489,686	33,909,829	38,804,594
Legal reserve [member]
Disclosure of reserves and accumulated others comprehensive income [line items]
Reserves	103,966,576	103,158,151	103,158,151
Environmental Reserve [member]
Disclosure of reserves and accumulated others comprehensive income [line items]
Reserves	3,581,947	3,581,947	3,581,947
Facultative reserve [member]
Disclosure of reserves and accumulated others comprehensive income [line items]
Reserves	2,142,653,433
Future Dividends Reserve [member]
Disclosure of reserves and accumulated others comprehensive income [line items]
Reserves	$ 30,125,659	$ 30,125,659	$ 1,644,798